GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance	¥ 3,207,264
Ending balance	1,820,350	$ 249,387	¥ 3,207,264
Contingent guarantee
GUARANTEE LIABILITIES
Beginning balance	3,207,264		3,418,391
Provision for contingent liabilities	478,404		3,053,810
Net payout	(1,865,318)		(3,264,937)
Ending balance	¥ 1,820,350		¥ 3,207,264